UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

March 31, 2004

Semi-Annual Report

Calvert Large Cap

Growth Fund

Table of Contents

President's Letter

1

Social Update

3

Portfolio

Management Discussion

4

Statement of Net Assets

8

Statement of Operations

13

Statements of Changes in Net Assets

14

Notes to Financial Statements

15

Financial Highlights

19

Explanation of Financial Tables

23

Proxy Voting Disclosure

25

Dear Shareholders:

The past year has seen a resurgence of returns across nearly all categories of investment, with the S&P 500 showing a 14.07% gain for the six months ending March 31st and the Lehman U.S. Credit Index up a solid, though less dramatic, 3.78% over the same period.

While we at Calvert celebrate these very strong returns, we caution investors against becoming too caught up in short-term market movements.  Now, as at any time, prudent investors should work with their financial advisors to develop a sound asset allocation and investment strategy and stick to it, rebalancing as necessary to reach their targets.

Calvert continued this year to strive toward its dual goals of superior investment results and positive social impact.  On the investment side, we are very pleased that several Calvert funds recently have been recognized by the industry for their excellence.  Daniel Boone III, the manager of our largest stock fund, the Calvert Social Investment Fund Equity Portfolio, won the "Excellence in Fund Management Award" from Standard & Poor's. As a result, BusinessWeek magazine included Boone among their "Best Fund Managers of 2004."1 In addition, CSIF Bond Portfolio managed by Calvert Asset Management Company's fixed-income team, led by Greg Habeeb, won the 2004 Lipper Fund Award in the Corporate Debt A Rated category.2 And we're proud that John Montgomery, manager of Calvert Large Cap Growth Fund, was named one of the best stock pickers of 2003 by Morningstar. 3  In addition, the Calvert Large Cap Growth Fund was named to the USA Today "All Star Mutual Fund Team." 4

We also maintain our commitment to an industry-leading standard for corporate responsibility. This year, for instance, Calvert commissioned an investor confidence survey to gauge investor confidence of corporate integrity and investor perceptions of the tie between corporate responsibility, risk reduction, and long-term returns.  The survey found that investors are, indeed, concerned about the issues uncovered at Enron and WorldCom, as well as within the mutual fund industry, and believe that their investments should be directed toward companies with sound corporate governance and reporting procedures. In addition, we launched a company-wide initiative, Corporate Responsibility Matters, which outlines five pillars of corporate responsibility and includes action steps for companies, investors and financial professionals.

We believe that investors should enjoy positive investment returns as a result of responsible corporate management.  Therefore, Calvert will continue to focus on both its objectives -- investment excellence and corporate responsibility with positive environmental and social impact -- as we go forward.  Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

Calvert Group, Ltd.

April 2004

1 BusinessWeek magazine, March 22, 2004. BusinessWeek evaluated funds for the best risk-adjusted total returns over the past five years.  BusinessWeek considered funds open to new investors that had at least $100 million in assets, a minimum investment of no more than $26,000, and a fund manager at the helm of the portfolio for at least five years.  S&P evaluated each fund's one-, three-, and five-year performance against its peer group.  S&P also evaluated expenses, turnover, portfolio composition, investment style, and consistency.

2 The Lipper award was for CSIF Bond Portfolio Class I shares and was based on the fund in each Lipper classification that achieved the highest Consistent Return scores. The Portfolio is in the Lipper A-Rated Corporate Debt Funds category. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003.  The fund was chosen from among 149 funds.  Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

3 Nominees for Stock Fund Manager of the Year, December 11, 2003, Morningstar.

4 USA Today, "Fund Manager All Star Mutual Fund Team," February 26, 2004.

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social

Update

from the Calvert Social Research Department

Shareholder Activism

Through shareholder activism, Calvert seeks to move companies already operating at higher levels of corporate, environmental, and social responsibility than their industry peers to even higher levels of corporate excellence. We continue our activism from last year's record-setting season, with corporate disclosure and board diversity our current focus.

Inroads on Corporate Disclosure

Negative environmental impact and product failure can cause a company to falter, collapse, or even declare bankruptcy. With information in advance of potential problems, investors can steer clear of companies in social/environmental peril, just as they can avoid investment in financially compromised firms. Fourteen of our 33 recent shareholder resolutions asked companies for sustainability reports based on Global Reporting Initiative guidelines, the standard for social and environmental reporting. We're delighted to report that we have been able to withdraw half of these resolutions because the companies agreed to report corporate, environmental, and social, in addition to financial, performance.

Board Diversity Successes

Currently, more than 88% of board members of the Russell 3000 companies come from a demographic group that accounts for just 25% of the U.S. population. With growing evidence that more diverse corporate boards are associated with better financial performance, we proudly continue into our second season of shareholder resolutions for board diversity. Of 10 resolutions filed, we have successfully withdrawn five because the companies agreed to adopt our model diversity charter, endorsed by the National Association of State Treasurers.

"Corporate Responsibility Matters"

You may be aware that in the last quarter of 2003, we launched the Corporate Responsibility Matters campaign with a special Web-based report to raise public awareness of how investors, financial advisors, and retirement plan sponsors can help work to promote healthy companies, strong markets, and sound investments. The campaign is just another example of Calvert's leadership in our industry -- and of how our company has always done business.

Portfolio Management Discussion

John Montgomery

of Bridgeway Capital Management

Performance

Calvert Large Cap Growth Fund Class A shares returned 17.73% for the six-month period ended March 31, 2004, beating both the S&P 500 (up 14.07%) and the Lipper Multi-Cap Growth Funds Average (up 13.71%). Thus, performance was favorable in both absolute and relative terms. For the one-year and three-year periods ending March 31, 2004, the Fund's Class A shares have outperformed the Lipper Multi-Cap Growth Funds Average and the S&P 500.

Investment Climate

During the reporting period, for the fourth quarter in a row, positive market returns continued to mitigate the effects of the longest bear market since before World War II -- from 2000-2002.

Corporate accountability and shareholder activism continue to be at the forefront of public awareness. Effective and accountable corporate governance is no longer taken for granted by ever-trusting investors. The mutual fund industry has certainly experienced its share of investigations, and the shareholder voice is being heard loud and clear. Gradually, investors in our industry will see an improved level of disclosure and, hopefully, accountability. All mutual fund companies are now required to disclose how they vote company proxies on behalf of their shareholders. I am hopeful that this will better align fund proxy votes with shareholder interests and also improve the accountability of corporate boards. Long before Sarbanes-Oxley became part of this industry, Calvert was at the forefront of full disclosure -- posting its proxy-voting policies on the Web site. As a portfolio manager and fellow shareholder, I am happy to be associated with these pioneering efforts.

Portfolio Statistics

March 31, 2004

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/04	3/31/04
Class A	17.73%	43.61%
Class B	17.17%	42.21%
Class C	17.14%	42.22%
Class I	18.13%	44.53%
S&P 500 Index*	14.07%	35.10%
Lipper Multi-Cap Growth Funds Avg.*	13.71%	39.55%

Asset Allocation

Stocks	91%
Cash or Cash Equivalents	9%
Total	100%

Past performance is no guarantee of future results.

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

* Source: Lipper Analytical Services, Inc.

Portfolio Strategy

The recent performance of our individual stocks was varied but positive overall. For the first time since I can remember, one of our international stocks led all others. Ericsson, a Swedish telecommunications company, achieved stellar returns for the period, appreciating 89.0%. While our Fund held less than the maximum of 10% of assets in foreign stocks, even their small representation in our Fund helped performance in the recent period. At the other end of the spectrum, we experienced the 28.9% decline of Medimmune Inc., a global biotechnology company that specializes in treating and preventing infectious diseases. In spite of continued revenue growth, this health services firm suffered as large retail pharmacies, including Wal-Mart, decided not to carry the company's nasal-spray flu vaccine Flumist during the current flu season.

In spite of the volatility of some of our individual stocks, measures of the Fund's overall risk continue to be below those of our peer group. The Fund's beta risk relative to the S&P 500 weighs in at 0.89 over the prior three-year period, less than the 1.15 average for large-cap growth funds, according to data from Morningstar. With regard to volatility, standard deviation of returns equals 17.4, well below that of the average large cap growth fund level of 19.4 as measured by Morningstar. Thus, relative to our peer group, we have achieved above-average returns with lower market risk and average volatility. I like this combination.

The disciplined nature of our quantitative investment management process seeks out one good stock at a time. Using this "bottom up" stock-picking methodology, we avoid emotion-based decisions and do not prognosticate on possible macroeconomic changes. This strategy has the advantage of helping us focus on the more value-added activities of stock picking and trading-cost execution. Nevertheless, it may be instructive to review the resulting sector representation of our Fund. Our largest sector, Communications, includes Internet and Telecommunications stocks and represents 27.5% of the Fund. The Financial Services sector accounts for 25.4%, up from a half-year ago, but is still a higher percentage than is represented in the overall market.

Outlook

I'm proud of the successful relative track record the Fund has established in both bear and bull markets, although the three-year bear market was certainly painful on an absolute basis. We continue to stay the course with our disciplined, long-term strategy, regardless of market conditions. In my opinion, this recent period has brought to a close the most severe and extended large-cap growth-stock bear market of the last half century. I believe large-cap growth stocks have turned the corner. In spite of the dominance of smaller stocks over the last four years, I believe large companies will shine again in the not-too-distant future.

April 2004

Past performance is no guarantee of future results. The investment return and principal value of an investor's shares, when redeemed, may be worth more or less than their original cost. For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com for current month-end fund and performance information.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Statistics

March 31, 2004

Average Annual Total Returns

(with max. load)

Class A Shares
One year	36.80%
Five year	1.02%
Since inception	12.13%
(8/5/94)

Class B Shares
One year	37.21%
Since inception	(7.01%)
(10/31/00)

Class C Shares
One year	41.22%
Since inception	(6.06%)
(10/31/00)

Class I Shares
One year	44.53%
Five year	2.43%
Since inception	12.94%
(8/5/94)

Ten Largest Stock Holdings

% of Net Assets

Nextel Communications, Inc.	4.3%
Agilent Technologies, Inc.	3.6%
Juniper Networks, Inc.	2.6%
Goldman Sachs Group, Inc.	2.3%
Biogen Idec, Inc.	2.2%
Research In Motion Ltd.	2.1%
Nordstrom, Inc.	2.0%
CNET Networks, Inc.	1.9%
Telefonaktiebolaget LM Ericsson	1.9%
Progressive Corp.	1.8%
Total	24.7%

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. The performance results prior to 10/31/00 for Class A Shares and Class I Shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway. Past performance is no guarantee of future results.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A & Class I shares is plotted in the line graph. The value of an investment in another class of shares would be different depending on sales charges and expenses.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. The month-end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94. Past performance is no guarantee of future results.

Statement of Net Assets

March 31, 2004

Equity Securities - 89.8%	Shares	Value
Banks - Major Regional - 2.4%
FleetBoston Financial Corp.	16,000	$718,400
SouthTrust Corp.	10,700	354,812
US Bancorp	12,400	342,860
		1,416,072

Biotechnology - 2.2%
Biogen Idec, Inc.*	23,000	1,278,800

Broadcast - Television, Radio, & Cable - 1.0%
Univision Communications, Inc.*	18,000	594,180

Chemicals - Specialty - 0.4%
Ecolab, Inc.	8,000	228,240

Communications Equipment - 7.6%
Nortel Networks Corp.*	140,000	831,600
Qualcomm, Inc.	9,900	657,558
Research In Motion Ltd.*	13,500	1,259,685
Scientific-Atlanta, Inc.	17,700	572,418
Telefonaktiebolaget LM Ericsson*	39,500	1,096,125
		4,417,386

Computers - Hardware - 2.6%
Juniper Networks, Inc.*	58,433	1,519,842

Computers - Networking - 2.4%
Avaya, Inc.*	38,300	608,204
Cisco Systems, Inc.*	33,400	785,568
		1,393,772

Computers - Software & Services - 7.0%
Affiliated Computer Services, Inc.*	6,400	332,160
CNET Networks, Inc.*	109,600	1,132,168
Cognizant Technology Solutions Corp.*	13,400	606,350
eBay, Inc.*	8,200	568,506
Red Hat, Inc.*	24,700	564,642
Symantec Corp.*	18,800	870,440
		4,074,266

Consumer Finance - 1.4%
MBNA Corp.	30,500	842,715

Distributors - Food & Health - 0.4%
Sysco Corp.	5,400	210,870

Electrical Equipment - 1.7%
Harman International Industries, Inc.	5,900	469,640
Molex, Inc.	17,300	525,747
		995,387

Electronics - Instrument - 3.6%
Agilent Technologies, Inc.*	65,800	$2,081,254

Electronics - Semiconductors - 2.6%
Broadcom Corp.*	20,200	791,234
Intel Corp.	27,200	739,840
		1,531,074

Equipment - Semiconductors - 1.0%
KLA-Tencor Corp.*	11,200	563,920

Financial - Diversified - 5.1%
Fannie Mae	1,371	101,934
Goldman Sachs Group, Inc.	13,000	1,356,550
J.P. Morgan Chase & Co.	17,200	721,540
SLM Corp.	18,600	778,410
		2,958,434

Healthcare - Diversified - 1.6%
Bristol-Myers Squibb Co.	33,800	818,974
Johnson & Johnson	2,744	139,176
		958,150

Healthcare - Drug - Major Pharmaceutical - 3.2%
Eon Labs, Inc.*	13,900	932,412
Pfizer, Inc.	26,700	935,835
		1,868,247

Healthcare - Managed Care - 1.9%
Express Scripts, Inc.*	4,600	343,114
Wellpoint Health Networks, Inc.*	6,600	750,552
		1,093,666

Healthcare - Medical Products & Supplies - 3.2%
Biomet, Inc.	20,800	797,888
Medtronic, Inc.	8,100	386,775
St. Jude Medical, Inc.*	2,600	187,460
Stryker Corp.	5,900	522,327
		1,894,450

Homebuilding - 1.5%
DR Horton, Inc.	24,705	875,298

Insurance - Life & Health - 0.8%
Aflac, Inc.	11,500	461,610

Insurance - Multi-Line - 0.9%
American International Group, Inc.	7,500	535,125

Insurance - Property & Casualty - 2.7%
Progressive Corp.	11,900	1,042,440
Safeco Corp.	13,100	565,527
		1,607,967

Investment Banking / Brokerage - 4.1%
E*trade Financial Corp.*	66,600	$889,110
Ameritrade Holding Corp.*	58,700	903,980
Knight Trading Group, Inc.*	46,400	587,424
		2,380,514

Leisure Time - Products - 0.7%
Harley-Davidson, Inc.	7,700	410,718

Manufacturing - Diversified - 1.3%
Danaher Corp.	8,300	774,971

Natural Gas - 0.8%
Kinder Morgan, Inc.	7,800	491,556

Oil & Gas - Exploration & Production - 1.9%
Chesapeake Energy Corp.	39,800	533,320
XTO Energy, Inc.	23,500	593,140
		1,126,460

Photography / Imaging - 1.5%
Canon, Inc.	6,900	357,420
Xerox Corp.*	35,200	512,864
		870,284

Restaurants - 0.7%
Starbucks Corp.*	10,700	403,925

Retail - Building Supplies - 2.7%
Home Depot, Inc.	27,700	1,034,872
Lowe's Co.'s, Inc.	9,500	533,235
		1,568,107

Retail - Computers & Electronics - 0.9%
Best Buy Co., Inc.	9,800	506,856

Retail - Department Stores - 2.0%
Nordstrom, Inc.	28,800	1,149,120

Retail - Home Shopping - 1.1%
Amazon.Com, Inc.*	15,100	653,528

Retail - Specialty - 1.8%
Bed Bath & Beyond, Inc.*	10,400	434,304
Staples, Inc.*	24,700	627,133
		1,061,437

Retail - Specialty Apparel - 1.2%
Gap, Inc.	33,000	723,360

Services - Commercial & Consumer - 5.0%
Career Education Corp.*	10,800	$611,712
H & R Block, Inc.	6,500	331,695
Moody's Corp.	13,700	969,960
Reuters Group plc	24,000	1,028,160
		2,941,527

Services - Data Processing - 0.8%
First Data Corp.	10,854	457,605

Telecommunications - Cell / Wireless - 4.3%
Nextel Communications, Inc.*	101,500	2,510,095

Telecommunications - Long Distance - 0.3%
Deutsche Telekom AG*	10,200	184,008

Telephone - 1.5%
SBC Communications, Inc.	34,600	849,084

Total Equity Securities (Cost $43,394,800)		52,463,880

	Principal
Certificates of Deposit - 0.2%	Amount
ShoreBank & Trust Co., 1.20%, 2/11/05, (b)(k)	$100,000	100,000

Total Certificates of Deposit (Cost $100,000)		100,000

U.S. Government Agencies - 8.0%
Federal Home Loan Bank Discount Notes, 4/1/04	4,700,000	4,700,000

Total U.S. Government Agencies (Cost $4,700,000)		4,700,000

Total Investments (Cost $48,194,800) - 98.0%		57,263,880
Other assets and liabilities, net - 2.0%		1,191,625
Net Assets - 100%		$58,455,505

Net Assets Consist of: Paid-in capital applicable to the following shares of common stock, 250,000,000 shares of $0.01 par value authorized for Class A, Class B, Class C and Class I combined:
Class A: 1,627,503 shares outstanding		$36,725,587
Class B: 339,631 shares outstanding		7,185,916
Class C: 235,934 shares outstanding		5,216,594
Class I: 165,361 shares outstanding		5,778,318
Undistributed net investment income (loss)		(228,068)
Accumulated net realized gain (loss) on investments		(5,291,922)
Net unrealized appreciation (depreciation) on investments		9,069,080

Net Assets		$58,455,505

Net Asset Value Per Share
Class A (based on net assets of $40,413,910)		$24.83
Class B (based on net assets of $8,159,617)		$24.02
Class C (based on net assets of $5,689,900)		$24.12
Class I (based on net assets of $4,192,078)		$25.35

*          Non-income producing security.

(b)        This security was valued by the Board of Directors. See Note A.

(k)        These certificates of deposit are fully insured by agencies of the federal government.

See notes to financial statements.

Statement of Operations

Six months Ended March 31, 2004

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $2,219)	$141,489
Interest income	7,964
Total investment income	149,453

Expenses:
Investment advisory fee	51,290
Investment subadvisory fee:
Base fee	92,323
Performance adjustment	31,057
Transfer agency fees and expenses	74,142
Distribution Plan expenses:
Class A	33,313
Class B	31,575
Class C	19,592
Directors' fees and expenses	13,111
Administrative fees	38,958
Accounting fees	19,846
Custodian fees	10,685
Registration fees	25,550
Reports to shareholders	10,922
Professional fees	15,421
Miscellaneous	2,201
Total expenses	469,986
Reimbursement from Advisor:
Class A	(55,576)
Class B	(9,274)
Class C	(6,403)
Class I	(16,002)
Fees paid indirectly	(5,210)
Net expenses	377,521

Net Investment Income (Loss)	(228,068)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	2,337,387
Change in unrealized appreciation or (depreciation)	3,799,615

Net Realized and Unrealized Gain
(Loss) on Investments	6,137,002

Increase (Decrease) in Net Assets
Resulting From Operations	$5,908,934

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income (loss)	($228,068)	($248,433)
Net realized gain (loss)	2,337,387	(446,097)
Change in unrealized appreciation
or (depreciation)	3,799,615	6,028,949

Increase (Decrease) in Net Assets
Resulting From Operations	5,908,934	5,334,419

Capital share transactions:
Shares sold:
Class A Shares	20,314,753	9,561,406
Class B Shares	2,770,098	2,600,469
Class C Shares	2,783,330	1,471,287
Class I Shares	25,696	342,204
Shares redeemed:
Class A Shares	(1,849,784)	(3,387,990)
Class B Shares	(209,091)	(719,225)
Class C Shares	(253,034)	(457,594)
Class I Shares	(341,999)	(1,078,809)
Total capital share transactions	23,239,969	8,331,748

Total Increase (Decrease) in Net Assets	29,148,903	13,666,167

Net Assets
Beginning of period	29,306,602	15,640,435
End of period (including net investment loss of $228,068
and $0, respectively)	$58,455,505	$29,306,602

Capital Share Activity
Shares sold:
Class A Shares	846,324	507,070
Class B Shares	119,077	139,719
Class C Shares	118,736	77,448
Class I Shares	1,040	19,053
Shares redeemed:
Class A Shares	(79,039)	(185,866)
Class B Shares	(8,948)	(40,176)
Class C Shares	(10,780)	(26,517)
Class I Shares	(14,022)	(58,172)
Total capital share activity	972,388	432,559

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Large Cap Growth Fund (the "Fund"), a series of Calvert Impact Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Fund sold 6,667 shares ("initial shares") valued at $100,000, to Calvert Asset Management Company, Inc., the Fund's investment advisor. The Fund began operations on October 31, 2000 and offers four separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2004, $100,000 or 0.2% of net assets were valued in good faith by the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares).  The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of the Fund's average daily net assets. Under the terms of the agreement, $20,771 was payable at period end.

Bridgeway Capital Management, Inc., ("BCM") is the Fund's Subadvisor. BCM receives a subadvisory fee, paid by the Fund. For its services, BCM receives a base annual fee, payable monthly, of .45% of the Fund's average daily net assets. BCM may earn (or have its base fee reduced by) a performance fee adjustment of plus or minus .25%, based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 500 Index, the Fund's benchmark. For purposes of calculating the base fee, net assets are averaged over the most recent month end, and for purposes of calculating the performance fee, net assets are averaged over a rolling one-year performance period. Under the terms of the agreement, $26,637 was payable at period end.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2005. The contractual expense cap is 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and .90% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, performance fee adjustments, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, and C, and .10% for Class I based on their average daily net assets. Under the terms of the agreement, $8,700 was payable at period end.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $18,666 was payable at period end.

The Distributor received $48,699 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2004.

Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $22,007 for the six months ended March 31, 2004. Under the terms of the agreement, $5,319 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of Calvert Impact Fund, Inc., who is not affiliated with the Advisor receives an annual fee of $5,000 that is allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were $30,428,047 and $13,170,870, respectively.

The cost of investments owned at March 31, 2004 for federal income tax purposes was $48,255,389. Net unrealized appreciation aggregated $9,038,491 of which $9,688,866 related to appreciated securities and $650,375 related to depreciated securities.

Net realized capital loss carryforward for federal income tax purposes of $404,383, $4,136,661 and $3,057,676 at September 30, 2003 may be utilized to offset future capital gains until expiration in September 2008, September 2010 and September 2011, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2004. For the six months ended March 31, 2004, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$31,049	1.53%	$1,894,005	January 2004

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2004	2003	2002
Net asset value, beginning	$21.09	$16.25	$19.19
Income from investment operations
Net investment income	(.08)	(.16)	(.10)
Net realized and unrealized gain (loss)	3.82	5.00	(2.84)
Total from investment operations	3.74	4.84	(2.94)
Total increase (decrease) in net asset value	3.74	4.84	(2.94)
Net asset value, ending	$24.83	$21.09	$16.25

Total return*	17.73%	29.78%	(15.32%)
Ratios to average net assets:
Net investment income	(.92%) (a)	(1.07%)	(.64%)
Total expenses	2.09% (a)	2.53%	2.48%
Expenses before offsets	1.68% (a)	1.70%	1.42%
Net expenses	1.65% (a)	1.68%	1.39%
Portfolio turnover	34%	78%	71%
Net assets, ending (in thousands)	$40,414	$18,139	$8,758

		Periods Ended
		September 30	June 30,
Class A Shares		2001##	2001#
Net asset value, beginning		$23.27	$29.87
Income from investment operations
Net investment income		(.02)	(.08)
Net realized and unrealized gain (loss)		(4.06)	(6.52)
Total from investment operations		(4.08)	(6.60)
Total increase (decrease) in net asset value		(4.08)	(6.60)
Net asset value, ending		$19.19	$23.27

Total return*		(17.53%)	(22.10%)
Ratios to average net assets:
Net investment income		(.61%) (a)	(.54%) (a)
Total expenses		2.62% (a)	3.02% (a)
Expenses before offsets		1.39% (a)	1.42% (a)
Net expenses		1.30% (a)	1.37% (a)
Portfolio turnover		31%	122%
Net assets, ending (in thousands)		$6,915	$7,318

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2004	2003	2002
Net asset value, beginning	$20.50	$15.96	$19.04
Income from investment operations
Net investment income (loss)	(.18)	(.28)	(.25)
Net realized and unrealized gain (loss)	3.70	4.82	(2.83)
Total from investment operations	3.52	4.54	(3.08)
Total increase (decrease) in net asset value	3.52	4.54	(3.08)
Net asset value, ending	$24.02	$20.50	$15.96

Total return*	17.17%	28.45%	(16.18%)
Ratios to average net assets:
Net investment income (loss)	(1.93%) (a)	(2.07%)	(1.64%)
Total expenses	2.97% (a)	3.51%	3.61%
Expenses before offsets	2.68% (a)	2.70%	2.42%
Net expenses	2.65% (a)	2.68%	2.39%
Portfolio turnover	34%	78%	71%
Net assets, ending (in thousands)	$8,160	$4,705	$2,074

		Periods Ended
		September 30,	June 30,
Class B Shares		2001##	2001#
Net asset value, beginning		$23.15	$29.87
Income from investment operations
Net investment income (loss)		(.05)	(.21)
Net realized and unrealized gain (loss)		(4.06)	(6.51)
Total from investment operations		(4.11)	(6.72)
Total increase (decrease) in net asset value		(4.11)	(6.72)
Net asset value, ending		$19.04	$23.15

Total return*		(17.75%)	(22.50%)
Ratios to average net assets:
Net investment income (loss)		(1.60%) (a)	(1.55%) (a)
Total expenses		4.19% (a)	6.17% (a)
Expenses before offsets		2.39% (a)	2.42% (a)
Net expenses		2.30% (a)	2.37% (a)
Portfolio turnover		31%	122%
Net assets, ending (in thousands)		$1,445	$1,372

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2004	2003	2002
Net asset value, beginning	$20.59	$16.02	$19.12
Income from investment operations
Net investment income (loss)	(.16)	(.26)	(.24)
Net realized and unrealized gain (loss)	3.69	4.83	(2.86)
Total from investment operations	3.53	4.57	(3.10)
Total increase (decrease) in net asset value	3.53	4.57	(3.10)
Net asset value, ending	$24.12	$20.59	$16.02

Total return*	17.14%	28.53%	(16.21%)
Ratios to average net assets:
Net investment income (loss)	(1.92%) (a)	(2.08%)	(1.64%)
Total expenses	3.00% (a)	3.78%	3.96%
Expenses before offsets	2.68% (a)	2.70%	2.42%
Net expenses	2.65% (a)	2.68%	2.39%
Portfolio turnover	34%	78%	71%
Net assets, ending (in thousands)	$5,690	$2,635	$1,234

		Periods Ended
		September 30,	June 30,
Class C Shares		2001##	2001#
Net asset value, beginning		$23.24	$29.87
Income from investment operations
Net investment income (loss)		(.06)	(.21)
Net realized and unrealized gain (loss)		(4.06)	(6.42)
Total from investment operations		(4.12)	(6.63)
Total increase (decrease) in net asset value		(4.12)	(6.63)
Net asset value, ending		$19.12	$23.24

Total return*		(17.73%)	(22.20%)
Ratios to average net assets:
Net investment income (loss)		(1.62%) (a)	(1.50%) (a)
Total expenses		5.14% (a)	5.75% (a)
Expenses before offsets		2.39% (a)	2.42% (a)
Net expenses		2.30% (a)	2.37% (a)
Portfolio turnover		31%	122%
Net assets, ending (in thousands)		$691	$743

Financial Highlights

	Periods Ended
	March 31,	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002	2001##
Net asset value, beginning	$21.46	$16.44	$19.30	$23.37
Income from investment operations
Net investment income (loss)	(.04)	(.10)	(.01)	--
Net realized and unrealized gain (loss)	3.93	5.12	(2.85)	(4.07)
Total from investment operations	3.89	5.02	(2.86)	(4.07)
Total increase (decrease) in net asset value	3.89	5.02	(2.86)	(4.07)
Net asset value, ending	$25.35	$21.46	$16.44	$19.30

Total return*	18.13%	30.54%	(14.82%)	(17.42%)
Ratios to average net assets:
Net investment income (loss)	(.35%) (a)	(.46%)	(.05%)	(.02%) (a)
Total expenses	1.85% (a)	2.07%	1.81%	2.13% (a)
Expenses before offsets	1.08% (a)	1.10%	.82%	.79% (a)
Net expenses	1.05% (a)	1.08%	.79%	.70% (a)
Portfolio turnover	34%	78%	71%	31%
Net assets, ending (in thousands)	$4,192	$3,828	$3,574	$5,043

			Years Ended
		June 30,	June 30,	June 30,
Class I Shares		2001	2000	1999
Net asset value, beginning		$36.09	$26.45	$21.14
Income from investment operations
Net investment income		.01	(.12)	(.14)
Net realized and unrealized gain (loss)		(9.12)	10.03	5.62
Total from investment operations		(9.11)	9.91	5.48
Distributions from
Net investment income		--	--	--
Net realized gain		(3.61)	(.27)	(.17)
Total distributions		(3.61)	(.27)	(.17)
Total increase (decrease) in net asset value		(12.72)	9.64	5.31
Net asset value, ending		$23.37	$36.09	$26.45

Total return*		(27.80%)	37.60%	26.20%
Ratios to average net assets:
Net investment income (loss)		.02%	(.37%)	(.60%)
Total expenses		2.05%	2.13%	2.13%
Expenses before offsets		1.10%	1.50%	1.50%
Net expenses		1.06%	1.50%	1.50%
Portfolio turnover		122%	71%	58%
Net assets, ending (in thousands)		$6,208	$7,385	$2,820

(a)        Annualized

*          Total return does not reflect deduction of any front-end or deferred sales charge.

#          From October 31, 2000 inception.

##        Three month audited period.

Pursuant to the Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund on October 31, 2000. For financial reporting purposes, the Bridgeway Social Responsibility Portfolio, which commenced operations on August 5, 1994, has been deemed the accounting survivor. Its operations are combined with that of the Fund since the Fund's inception in presenting the Fund's financial highlights.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert Large Cap Growth Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt

Money Market Funds

CTFR Money Market Portfolio

Taxable

Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Municipal Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks


Item 2.  Code of Ethics.

               Not applicable.

Item 3.  Audit Committee Financial Expert.

               Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 2, 2004, the Board of Directors adopted procedures by which shareholders may recommend nominees to the Board.
Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Director vacancy exists or is likely to exist on the Board, the independent Directors consider any candidates for vacancies on the Board from any shareholder
of the Fund who has held his or her shares for at least five years.   Shareholders of the Fund who wish to nominate a
candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at
4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Director"  --
i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting
(as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal
Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: June 3, 2004

            /s/  Ronald
Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 7, 2004